BALANCE SHEETS (CAD)	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	10,845	8,097
GST receivable	147	1,131
Total current assets	10,992	9,228
Total assets	10,992	9,228
Current
Accounts payable and accrued liabilities	20,805	30,207
Bridge loan payable to related party	20,655	20,255
Total liabilities	41,460	50,462
Commitments and Contingencies (None)
Stockholders' equity
Preferred stock, unlimited shares authorized, without par value	0	0
Common stock, unlimited shares authorized, Issued: 86,266,152 (2011 - 266,152) common shares (Note 5)	0	0
Additional Paid-In Capital	1,089,341	1,002,352
Deficit accumulated during the exploration stage	(1,119,809)	(1,043,586)
Total stockholders' equity	(30,468)	(41,234)
Total liabilities and stockholders' equity	10,992	9,228